3. CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Changes In Accounting Policies
CHANGES IN ACCOUNTING POLICIES

3. CHANGES IN ACCOUNTING POLICIES

IFRS 15, Revenue from Contracts with Customers

The Company has adopted IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), with a date of initial adoption of January 1, 2018. Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods and services. In addition, the standard requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company has elected to adopt IFRS 15 using a modified retrospective approach with the cumulative effect of initially applying the standard being recorded as an adjustment to the opening balance of accumulated earnings. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those years.

The main impacts of this standard relate to the following:

•	an adjustment to the promised amount of consideration for effects of the time value of money for prepayment contracts with a significant financing component. This resulted in an increase in deferred tax assets, satellites, property and other equipment, both other current and long-term liabilities, reserves and a decrease to accumulated earnings and deferred tax liabilities as of January 1, 2018; and

•	an adjustment is required for certain contracts in which the Company would be considered as an agent under the new revenue standard as opposed to a principal under the former standard. This change had no impact on the balance sheet as at January 1, 2018.

The impacts on the balance sheet from the changes relating to IFRS 15 have been summarized below in the Impact on Opening Balance Sheet section.

The Company has elected to use the practical expedient where the effect of all modifications to a contract prior to January 1, 2018 need not be separately evaluated.

IFRS 9, Financial Instruments

The Company has adopted IFRS 9, Financial Instruments (“IFRS 9”), with a date of initial adoption of January 1, 2018. IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing multiple rules in IAS 39. The approach in IFRS 9 is generally based on how an entity manages its financial assets in the context of its business model and the contractual cash flow characteristics of the financial assets. Impairments of financial assets are determined using a single impairment model that requires entities to recognize expected credit losses without requiring a triggering event to occur. The new impairment model applies to financial assets measured at amortized cost or fair value through other comprehensive income (“FVTOCI”), except for investments in equity instruments, and to contract assets. IFRS 9 largely retains the existing requirements under IAS 39 for the classification and measurement of financial liabilities, with the exception of the following change applicable to the Company:

•	IFRS 9 changes the accounting for non-substantial modifications of financial liabilities. Under IFRS 9, when a financial liability is modified but not derecognized, the Company recalculates the amortized cost of the modified financial liability by discounting the modified contractual cash flows using the original effective interest rate. Any adjustment to the amortized cost of the financial liability is recognized on the statement of income.

This standard is applied retrospectively with the cumulative effect of initially applying the standard being recorded as an adjustment to the opening balance of accumulated earnings as at January 1, 2018. The Company has not restated comparative years.

The main impact of the adoption of IFRS 9 was the following:

•	The change in accounting for non-substantial modifications of financial liabilities resulted in an amount recognized relating to the repricing of the Term Loan B – U.S. Facility which reduced the applicable margin from 3.75% to 3.00% on February 1, 2017. This resulted in an increase in deferred tax assets, deferred tax liabilities and accumulated earnings and a decrease in indebtedness on January 1, 2018.

The new expected credit loss model had an insignificant impact on the Company’s impairment allowance.

The impact on the balance sheet from the change relating to IFRS 9 has been summarized below in the Impact on Opening Balance Sheet section.

IFRS 2, Share-Based Payments

The Company has adopted the amendments to IFRS 2, Share-Based Payments (“IFRS 2”), with a date of initial adoption of January 1, 2018. These amendments clarify the accounting treatment and disclosure requirements for certain types of share-based payment transactions, including cash settled share-based payment transactions, share-based payment transactions with a net settlement feature for withholding tax obligations, as well as modifications of share-based payment transactions from cash settled to equity settled. These amendments had no impact on the consolidated financial statements.

Impact on Opening Balance Sheet

The following table summarizes the effect, increases (decreases), of adopting these accounting standards on the balances of the balance sheet as at January 1, 2018.

(in thousands of Canadian dollars)	IFRS 15	IFRS 9	Total
Deferred tax assets	$1,263	$93	$1,356

Satellites, property and other equipment	$395	$—	$395

Other current liabilities	$21,007	$—	$21,007

Current indebtedness	$—	$(5,549)	$(5,549)

Long-term indebtedness	$—	$(30,523)	$(30,523)

Deferred tax liabilities	$(21,676)	$9,599	$(12,077)

Other long-term liabilities	$67,087	$—	$67,087

Accumulated earnings	$(65,082)	$26,566	$(38,516)

Reserves	$322	$—	$322

Impact on December 31, 2018 financial statements

IFRS 15 requires disclosures of the impact on the financial statements of the implementation of the standard. The impact on the balance sheet as at December 31, 2018 and the statement of loss, statement of other comprehensive loss and statement of cash flows for the year ended December 31, 2018 have been summarized below:

Balance sheet as at December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Satellites, property and other equipment	$1,703,039	$2,989	$1,700,050

Deferred tax assets	$10,799	$2,637	$8,162

Other current liabilities	$113,289	$15,046	$98,243

Deferred tax liabilities	$406,900	$(16,021)	$422,921

Other long-term liabilities	$435,518	$60,978	$374,540

Accumulated earnings	$843,601	$(54,699)	$898,300

Reserves	$95,678	$322	$95,356

Statement of loss for the year ended December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Revenue	$902,932	$19,512	$883,420

Operating expenses	$(185,827)	$20,558	$(206,385)

Depreciation	$(224,851)	$160	$(225,011)

Operating income	$468,692	$40,230	$428,462

Interest expense	$(237,786)	$(25,328)	$(212,458)

Loss before tax	$(29,880)	$14,902	$(44,782)

Tax expense	$(61,056)	$(4,301)	$(56,755)

Net loss	$(90,936)	$10,601	$(101,537)

Statement of comprehensive loss for the year ended December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Net loss	$(90,936)	$10,601	$(101,537)

Foreign currency translation adjustments	$44,459	$(217)	$44,676

Other comprehensive income	$50,183	$(217)	$50,400

Total comprehensive loss	$(40,753)	$10,384	$(51,137)

Statement of cash flows for the year ended December 31, 2018

(in thousands of Canadian dollars)	As reported	IFRS 15 adjustments	Balance without the adoption of IFRS 15

Cash flows from operating activities

Net loss	$(90,936)	$10,601	$(101,537)

Adjustments to reconcile net loss to cash flows from operating activities

Depreciation	$224,851	$(160)	$225,011

Tax expense	$61,056	$4,301	$56,755

Interest expense	$237,786	$25,328	$212,458

Other	$(91,580)	$(40,070)	$(51,510)

Interest paid, net of capitalized interest and interest received	$(176,417)	$2,046	$(178,463)

Net cash from operating activities	$466,297	$2,046	$464,251

Cash flows used in investing activities

Satellite programs, including capitalized interest	$(67,387)	$(2,046)	$(65,341)

Net cash used in investing activities	$(103,307)	$(2,046)	$(101,261)